Sep. 16, 2022
MassMutual Blue Chip Growth Fund
MassMutual Blue Chip Growth Fund
MASSMUTUAL FUNDS
MassMutual Blue Chip Growth Fund
(the “Fund”)
Supplement dated September 16, 2022 to the
Prospectus dated February 1, 2022 and the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 16, 2022, the following information supplements the first paragraph for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on pages 52 and 53 of the Prospectus):
The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.

Effective September 16, 2022, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (on pages 53 through 55 of the Prospectus):
Non-Diversification Risk Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers than a diversified fund, the Fund’s performance could be closely tied to the value of one issuer or a small number of issuers and could be more volatile than the performance of a diversified fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE